Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax expense benefit

	For the six months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2023
	RMB	RMB	USD
Current	(15,989)	50,007	7,221
Deferred	1,685,750	943,920	136,302
Benefit of income taxes	1,669,761	993,927	143,523

Schedule of deferred tax assets and liabilities

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Deferred tax assets:
Allowance for doubtful accounts	256,868	202,764	28,061
Impairment loss for investment	240,000	240,000	33,214
Net operating loss carry forward	3,409,722	5,354,785	741,065
Inventory reserve	26,469	26,469	3,663
Right of use	14,110	18,201	2,519
Less :valuation allowance	(3,054,301)	(4,279,816)	(592,297)
Deferred tax assets, net	892,868	1,562,403	216,225
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	1,999,387	1,725,002	238,728
Deferred tax liabilities, net	1,999,387	1,725,002	238,728
Total deferred tax liabilities, net	1,106,519	162,599	22,503

Schedule of Taxes payable

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
VAT taxes payable	49,655	175,154	24,240
Income taxes payable	473,565	400,068	55,367
Other taxes payable	79,034	28,813	3,987
Totals	602,254	604,035	83,594